Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Goodwill [Line Items]
Gross Amount, Balance at beginning of period	¥ 9,746,054		¥ 9,710,854	¥ 10,011,247
Translation difference	596,640		35,200	(300,393)
Gross Amount, Balance at end of period	10,342,694	$ 1,596,637	9,746,054	9,710,854
Accumulated Impairment Loss, Balance at beginning of period	0		0	0
Accumulated Impairment Loss, Balance at end of period	0	0	0	0
Net Amount, Balance at beginning of period	9,746,054		9,710,854	10,011,247
Translation difference	596,640		35,200	(300,393)
Net Amount, Balance at end of period	¥ 10,342,694	$ 1,596,637	¥ 9,746,054	¥ 9,710,854